Accounts receivable and others (Details) - Schedule of trade accounts receivable - BRL (R$) R$ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Accounts receivable and others (Details) - Schedule of trade accounts receivable [Line Items]
Current trade receivables gross	R$ 164,219	R$ 146,908
Allowance for expected credit losses	(1,729)	(1,216)
Total current	162,490	145,692
Total non-current	324,937	240,407
Sale Of Sugarcane [Member]
Accounts receivable and others (Details) - Schedule of trade accounts receivable [Line Items]
Current trade receivables gross	43,233	30,031
Sale Of Grains [Member]
Accounts receivable and others (Details) - Schedule of trade accounts receivable [Line Items]
Current trade receivables gross	34,502	36,777
Sale Of Cattle [Member]
Accounts receivable and others (Details) - Schedule of trade accounts receivable [Line Items]
Current trade receivables gross	155	636
Leases of Land [Member]
Accounts receivable and others (Details) - Schedule of trade accounts receivable [Line Items]
Current trade receivables gross	6,896	4,868
Sale Of Machinery [Member]
Accounts receivable and others (Details) - Schedule of trade accounts receivable [Line Items]
Current trade receivables gross	1,893	918
Total non-current		333
Sale Of Farms [Member]
Accounts receivable and others (Details) - Schedule of trade accounts receivable [Line Items]
Current trade receivables gross	77,540	73,678
Total non-current	R$ 324,937	R$ 240,074